Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Balance Sheet Amounts Related to Leases

The balance sheet shows the following amounts related to leases:

	December 31, 2025	December 31, 2024
Right-of-use assets
Office buildings	2,751	3,220
Total	2,751	3,220

	December 31, 2025	December 31, 2024
Lease liabilities
Current	1,635	1,617
Non-current	1,249	1,695
Total	2,884	3,312

Schedule of Lease Costs and Expenses

For the years ended December 31, 2025, 2024 and 2023, the Company recorded operating lease costs and expenses as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Subscription cost	(102)	(190)	(238)
Services cost	(122)	(88)	(89)
General and administrative	(425)	(441)	(484)
Sales and marketing	(598)	(490)	(434)
Research and development	(822)	(698)	(741)
	(2,069)	(1,907)	(1,986)

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of December 31, 2025 were as follows:

Operating leases
2026	1,708
2027	967
2028	206
2029	202
2030	67
Total lease payments	3,150
Less interest	(266)
Total operating lease liabilities	2,884